-------------------------------
                        Semiannual Report June 30, 1999
                        -------------------------------


                                LifeSpan Balanced
                                    Portfolio
                     A Series of Panorama Series Fund, Inc.


                           [OppenheimerFunds(R) Logo]
                               OppenheimerFunds(R)
                             THE RIGHT WAY TO INVEST

--------------------------------------------------------------------------------
Panorama Series Fund, Inc.--Life Span Portfolios
--------------------------------------------------------------------------------


================================================================================
Objective
Panorama Series Fund, Inc.--LifeSpan Capital Appreciation Portfolio seeks long-term capital appreciation by investing in a strategically allocated portfolio consisting primarily of stocks. Current income is not a primary consideration.

--------------------------------------------------------------------------------
Panorama Series Fund, Inc.--LifeSpan Balanced Portfolio seeks a blend of capital appreciation and income by investing in a strategically allocated portfolio of stocks and bonds, with a slightly stronger emphasis on stocks.

--------------------------------------------------------------------------------
Panorama Series Fund, Inc.--LifeSpan Diversified Income Portfolio seeks high current income, with opportunities for capital appreciation, by investing in a strategically allocated portfolio consisting primarily of bonds.

================================================================================
Narrative by the Portfolio Management Team
When 1999 began, many investors were concerned about economic conditions around the world. The global currency and credit crisis, which began in Asia in 1997, had spread to Russia and Latin America. With less demand for goods and services from international markets, U.S. corporate profit growth was expected to slow. As a result, many investors were expecting lower interest rates and volatile stock markets.
         The economic environment of the first six months of 1999 did not develop as expected, however. Instead of slower growth, the U.S. economy grew strongly during the first quarter of the year. Yet, inflationary pressures remained virtually absent. While overseas demand for U.S. goods was indeed slower, U.S. consumers more than picked up the slack. As a result, many companies reported stronger-than-expected earnings.
         Yields on U.S. Treasury bonds, which had fallen to 30-year lows in 1998, rose sharply in the first quarter of 1999. Fixed-income investors became concerned that inflation might reappear in a surprisingly strong economy. In fact, the first quarter of 1999 was the worst single quarter for U.S. Treasury bonds in recent memory. Other types of bonds, including corporate bonds, fared better as the differences in their yields compared to U.S. Treasury securities, which had widened dramatically last summer, returned to more normal levels.
         In this environment, large-capitalization growth stocks continued to lead the U.S. stock market higher during the first quarter. Technology stocks also produced above-average gains, driven primarily by a handful of high-flying Internet companies, many of which have yet to turn a profit. Many small- and mid-capitalization stocks and stocks in out-of-favor industries continued to languish at very cheap valuations, however.
         In Europe, lower exports were only partially offset by strong consumer spending. As a result, the region's new currency, the euro, lost value relative to the U.S. dollar. These factors adversely affected Europe's stock markets, which produced only small gains in local-currency terms and modest losses in U.S. dollar terms during the first quarter of the year. In Japan, the stock market rallied against a backdrop of further economic deterioration. That's primarily because foreign investors, encouraged by new fiscal stimulus programs and corporate restructuring, shifted assets into Japan to buy stocks at inexpensive prices.
         Beginning in April, the global investment environment began to change. Evidence emerged that the global financial crisis was finally abating, suggesting that the worst might be over for emerging markets. The U.S. economy defied most analysts' expectations by continuing to grow robustly. In fact, the Federal Reserve Board, which reduced key short-term interest rates three times last fall, indicated their bias toward raising interest rates to forestall a reacceleration of inflation.
         In this new economic climate, U.S. investors began to show renewed interest in smaller and value-oriented stocks. With long-term interest rates no longer at historically low levels and growth stocks at historically high valuations, investors began to turn their attention to stocks selling at inexpensive prices. As a result, many value stocks began to outperform growth stocks during the second half of the reporting period.

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Panorama Series Fund, Inc.--Life Span Portfolios
--------------------------------------------------------------------------------


================================================================================
The Capital Appreciation Portfolio benefited from its holdings of value-oriented stocks, smaller stocks and Japanese stocks in April, May and June. The Portfolio produced a cumulative total return of 3.04% for the six-month period ended June 30, 1999.1 The Balanced Portfolio, which also benefited from its positions in value stocks, received competitive returns from its investments in corporate bonds, which generally outpaced other fixed-income instruments. This Portfolio generated a cumulative total return of 2.40% for the same period.1 Finally, the Diversified Income Portfolio produced modest total returns because gains in corporate bond holdings were partially offset by declines in U.S. Treasury securities. This Portfolio produced a cumulative total return of 0.97% for the period.1
         As for the future, we expect equity markets to remain volatile. In the United States, a persistently strong economy may periodically encourage investors, while high stock market valuations may discourage them, potentially leading to short-term price fluctuations. However, we do not currently believe that economic growth will be strong enough to rekindle inflationary pressures, which should prevent the Federal Reserve from raising interest rates significantly. Overseas, we view European markets positively because of strong consumer spending, but we are more cautious regarding Asian markets. Despite evidence that the financial crisis is receding, Asia continues to confront serious economic challenges.
         Of course, it is impossible to determine at this point if recent market trends will persist, but we believe the diversity provided by the LifeSpan Portfolios offers investors the potential for attractive long-term total returns in a variety of environments. That's why Panorama Series Fund, Inc.--LifeSpan Portfolios remain part of The Right Way to Invest.


Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.
1. Includes changes in net asset value per share and does not include the charges associated with the separate account products which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.

--------------------------------------------------------------------------------
Statement of Investments  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


                                                                                    Market Value
                                                                     Shares         Note 1
================================================================================================
Common Stocks--57.5%
================================================================================================
Basic Materials--1.1%
------------------------------------------------------------------------------------------------
Chemicals--0.8%
Dexter Corp.                                                          4,700            $ 191,819
------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                        500               63,437
------------------------------------------------------------------------------------------------
Engelhard Corp.                                                       1,300               29,412
------------------------------------------------------------------------------------------------
Ethyl Corp.                                                          14,400               86,400
------------------------------------------------------------------------------------------------
Fuji Photo Film Co.                                                   2,000               75,680
------------------------------------------------------------------------------------------------
IMC Global, Inc.                                                      2,834               49,949
------------------------------------------------------------------------------------------------
International Flavors & Fragrances, Inc.                              1,700               75,437
------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                       2,100               90,037
                                                                                       ---------
                                                                                         662,171
------------------------------------------------------------------------------------------------
Metals--0.1%
Carpenter Technology Corp.                                            3,600              102,825
------------------------------------------------------------------------------------------------
Paper--0.2%
Louisiana-Pacific Corp.                                               3,500               83,125
------------------------------------------------------------------------------------------------
Unisource Worldwide, Inc.                                             7,900               95,294
                                                                                       ---------
                                                                                         178,419

================================================================================================
Capital Goods--6.5%
------------------------------------------------------------------------------------------------
Aerospace/Defense--1.1%
Cordant Technologies, Inc.                                              500               22,594
------------------------------------------------------------------------------------------------
General Dynamics Corp.                                               10,900              746,650
------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                3,000              198,937
                                                                                       ---------
                                                                                         968,181
------------------------------------------------------------------------------------------------
Electrical Equipment--0.4%
ABB Ltd.(1)                                                           1,945              183,291
------------------------------------------------------------------------------------------------
SPX Corp.(1)                                                          1,100               91,850
------------------------------------------------------------------------------------------------
Toshiba Corp.                                                        15,000              106,952
                                                                                       ---------
                                                                                         382,093
------------------------------------------------------------------------------------------------
Industrial Services--2.6%
Applied Science & Technology, Inc.(1)                                 5,000              112,500
------------------------------------------------------------------------------------------------
Capita Group plc                                                     16,000              165,575
------------------------------------------------------------------------------------------------
Hays plc                                                             20,000              210,751
------------------------------------------------------------------------------------------------
Ibiden Co. Ltd.                                                       5,000               82,620
------------------------------------------------------------------------------------------------
Lason, Inc.(1)                                                        2,100              104,212
------------------------------------------------------------------------------------------------
Metzler Group, Inc.(1)                                                2,300               63,537
------------------------------------------------------------------------------------------------
New England Business Service, Inc.                                    5,300              163,637
------------------------------------------------------------------------------------------------
Professional Detailing, Inc.(1)                                       4,100               96,350
------------------------------------------------------------------------------------------------
Quanta Services, Inc.(1)                                              2,300              101,200
------------------------------------------------------------------------------------------------
Secom Co. Ltd.                                                        2,000              208,202
------------------------------------------------------------------------------------------------
Securitas AB, B Shares                                                8,950              133,696
------------------------------------------------------------------------------------------------
Tetra Tech, Inc.(1)                                                   9,308              153,582


4                         LifeSpan Balanced Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                  Market Value
                                                                   Shares         Note 1
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Industrial Services  (continued)
United Rentals, Inc.(1)                                             3,700           $  109,150
----------------------------------------------------------------------------------------------
Valassis Communications, Inc.(1)                                    1,200               43,950
----------------------------------------------------------------------------------------------
Viad Corp.                                                          4,500              139,219
----------------------------------------------------------------------------------------------
Waste Connections, Inc.(1)                                          6,200              189,100
----------------------------------------------------------------------------------------------
Whittman-Hart, Inc.(1)                                              7,000              222,250
                                                                                    ----------
                                                                                     2,299,531
----------------------------------------------------------------------------------------------
Manufacturing--2.4%
Atlas Copco AB, B Shares                                            4,500              120,681
----------------------------------------------------------------------------------------------
BBA Group plc                                                      21,000              161,208
----------------------------------------------------------------------------------------------
Brambles Industries Ltd.                                            5,000              131,722
----------------------------------------------------------------------------------------------
Briggs & Stratton Corp.                                             1,800              103,950
----------------------------------------------------------------------------------------------
Case Corp.                                                          2,495              120,072
----------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                1,800               68,625
----------------------------------------------------------------------------------------------
Mannesmann AG                                                       1,950              291,593
----------------------------------------------------------------------------------------------
Optical Coating Laboratory, Inc.                                    1,700              142,162
----------------------------------------------------------------------------------------------
PRI Automation, Inc.(1)                                             4,400              159,500
----------------------------------------------------------------------------------------------
ROHN Industries, Inc.(1)                                           12,000               16,500
----------------------------------------------------------------------------------------------
Smiths Industries plc                                              11,000              145,303
----------------------------------------------------------------------------------------------
Taiyo Yuden Co.                                                    11,000              180,492
----------------------------------------------------------------------------------------------
Textron, Inc.                                                         900               74,081
----------------------------------------------------------------------------------------------
Tyco International Ltd.                                             1,000               94,750
----------------------------------------------------------------------------------------------
United Technologies Corp.                                           3,500              250,906
                                                                                    ----------
                                                                                     2,061,545

==============================================================================================
Communication Services--6.7%
----------------------------------------------------------------------------------------------
Telecommunications: Long Distance--3.3%
ADTRAN, Inc.(1)                                                     3,500              127,312
----------------------------------------------------------------------------------------------
ALLTELL Corp.                                                       7,100              507,650
----------------------------------------------------------------------------------------------
Asia Satellite Telecommunications Holdings Ltd.                    50,000              117,611
----------------------------------------------------------------------------------------------
AT&T Corp.                                                         14,000              781,375
----------------------------------------------------------------------------------------------
Carrier Access Corp.(1)                                             2,800              122,675
----------------------------------------------------------------------------------------------
Ericsson LM, B Shares                                               6,000              192,313
----------------------------------------------------------------------------------------------
Globix Corp., Restricted(1)                                           352               14,080
----------------------------------------------------------------------------------------------
KPN NV                                                              2,700              126,692
----------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(1)                                1,300               62,806
----------------------------------------------------------------------------------------------
Matsushita Communication Industrial Co.                             2,000              142,932
----------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. B(1)                        1,072                8,375
----------------------------------------------------------------------------------------------
Nippon Comsys Corp.                                                 6,000               97,409
----------------------------------------------------------------------------------------------
Nokia Oyj                                                           2,400              210,380
----------------------------------------------------------------------------------------------
NTT Mobile Communications Network, Inc.                                12              162,596
----------------------------------------------------------------------------------------------
Sprint Corp. (Fon Group)                                            2,800              147,875
----------------------------------------------------------------------------------------------
Telecom Italia SpA(1)                                               6,500               67,569
                                                                                    ----------
                                                                                     2,889,650


                          LifeSpan Balanced Portfolio                          5

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                             Market Value
                                                              Shares         Note 1
-----------------------------------------------------------------------------------------
Telephone Utilities--3.0%
Ameritech Corp.                                                3,500           $  257,250
-----------------------------------------------------------------------------------------
Bell Atlantic Corp.                                            9,946              650,220
-----------------------------------------------------------------------------------------
BellSouth Corp.                                                6,000              281,250
-----------------------------------------------------------------------------------------
Cable & Wireless Communications plc(1)                        16,000              153,847
-----------------------------------------------------------------------------------------
GTE Corp.                                                      4,100              310,575
-----------------------------------------------------------------------------------------
Hellenic Telecommunication Organization SA                     3,400               72,878
-----------------------------------------------------------------------------------------
Tele Danmark AS                                                4,000              196,892
-----------------------------------------------------------------------------------------
Telefonica de Espana(1)                                        4,681              225,487
-----------------------------------------------------------------------------------------
U S West, Inc.                                                 7,700              452,375
                                                                               ----------
                                                                                2,600,774
-----------------------------------------------------------------------------------------
Telecommunications: Wireless--0.4%
Price Communications Corp.(1)                                 11,771              176,565
-----------------------------------------------------------------------------------------
Proxim, Inc.(1)                                                3,100              179,800
                                                                                ---------
                                                                                  356,365

=========================================================================================
Consumer Cyclicals--5.6%
-----------------------------------------------------------------------------------------
Autos & Housing--1.9%
Bridgestone Corp.                                              5,000              151,194
-----------------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                       1,800               42,525
-----------------------------------------------------------------------------------------
Ford Motor Co.                                                 2,700              152,381
-----------------------------------------------------------------------------------------
Genuine Parts Co.                                              6,100              213,500
-----------------------------------------------------------------------------------------
Lafarge SA                                                       900               85,575
-----------------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                                1,600               94,400
-----------------------------------------------------------------------------------------
Maytag Corp.                                                   2,300              160,281
-----------------------------------------------------------------------------------------
Overseas Union Enterprise Ltd.                                17,500               55,508
-----------------------------------------------------------------------------------------
Sonic Automotive, Inc.(1)                                      7,300              100,375
-----------------------------------------------------------------------------------------
Southdown, Inc.                                                1,400               89,950
-----------------------------------------------------------------------------------------
Suzuki Motor Corp.                                            12,000              190,852
-----------------------------------------------------------------------------------------
USG Corp.                                                        800               44,800
-----------------------------------------------------------------------------------------
Valeo SA                                                       2,500              206,255
-----------------------------------------------------------------------------------------
Vulcan Materials Co.                                           1,400               67,550
                                                                               ----------
                                                                                1,655,146
-----------------------------------------------------------------------------------------
Consumer Services--0.1%
Harte-Hanks, Inc.                                              1,200               32,550
-----------------------------------------------------------------------------------------
Hertz Corp., Cl. A                                             1,500               93,000
                                                                               ----------
                                                                                  125,550
-----------------------------------------------------------------------------------------
Leisure & Entertainment--0.5%
Coach USA, Inc.(1)                                             2,300               96,456
-----------------------------------------------------------------------------------------
Hasbro, Inc.                                                   2,500               69,844
-----------------------------------------------------------------------------------------
Mandalay Resort Group(1)                                       2,100               44,362
-----------------------------------------------------------------------------------------
MGM Grand, Inc.(1)                                               800               39,200
-----------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                              1,000              140,537
-----------------------------------------------------------------------------------------
Pegasus Systems, Inc.(1)                                       2,000               74,875
                                                                               ----------
                                                                                  465,274


6                         LifeSpan Balanced Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                 Market Value
                                                                 Shares          Note 1
---------------------------------------------------------------------------------------------
Media--0.8%
Deluxe Corp.                                                       4,800           $  186,900
---------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                  1,900              135,612
---------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                1,300               71,419
---------------------------------------------------------------------------------------------
VNU-Verenigde Nederlandse Uitgeverbedrijven Verenigd Bezit         5,000              199,809
---------------------------------------------------------------------------------------------
Wolters Kluwer NV                                                  3,000              119,421
                                                                                   ----------
                                                                                      713,161
---------------------------------------------------------------------------------------------
Retail: General--0.5%
Circle K Japan Co. Ltd.                                            2,600              108,265
---------------------------------------------------------------------------------------------
Ito-Yokado Co. Ltd.                                                2,000              133,844
---------------------------------------------------------------------------------------------
May Department Stores Co.                                          4,000              163,500
                                                                                   ----------
                                                                                      405,609
---------------------------------------------------------------------------------------------
Retail: Specialty--1.3%
Ann Taylor Stores Corp.(1)                                         2,800              126,000
---------------------------------------------------------------------------------------------
Brown Shoe Co., Inc.                                               7,900              171,825
---------------------------------------------------------------------------------------------
CSK Auto Corp.(1)                                                  4,300              116,100
---------------------------------------------------------------------------------------------
Hennes & Mauritz AB (H&M), B Shares(1)                             8,000              197,607
---------------------------------------------------------------------------------------------
Insight Enterprises, Inc.(1)                                       7,162              177,259
---------------------------------------------------------------------------------------------
Kingfisher plc(1)                                                 14,000              161,098
---------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                  1,200               60,450
---------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                     2,700               89,944
                                                                                   ----------
                                                                                    1,100,283
---------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.5%
K-Swiss, Inc., Cl. A                                               3,500              162,750
---------------------------------------------------------------------------------------------
Shaw Industries, Inc.(1)                                           4,600               75,900
---------------------------------------------------------------------------------------------
Tarrant Apparel Group(1)                                           3,300               75,075
---------------------------------------------------------------------------------------------
VF Corp.                                                           2,500              106,875
                                                                                   ----------
                                                                                      420,600

=============================================================================================
Consumer Staples--4.4%
---------------------------------------------------------------------------------------------
Beverages--0.3%
Anheuser-Busch Cos., Inc.                                          3,200              227,000
---------------------------------------------------------------------------------------------
Broadcasting--0.2%
Citadel Communications Corp.                                       3,800              137,512
---------------------------------------------------------------------------------------------
Entertainment--0.6%
Brinker International, Inc.(1)                                     1,400               38,062
---------------------------------------------------------------------------------------------
Dave & Buster's, Inc.(1)                                           3,400               98,600
---------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(1)                                 4,700              101,637
---------------------------------------------------------------------------------------------
Piccadilly Cafeterias, Inc.                                        8,000               66,500
---------------------------------------------------------------------------------------------
Rubio's Restaurants, Inc.(1)                                       7,500              115,781
---------------------------------------------------------------------------------------------
Shaw Brothers (Hong Kong) Ltd.                                   190,000              129,791
                                                                                   ----------
                                                                                      550,371


                          LifeSpan Balanced Portfolio                         7

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                            Market Value
                                                             Shares         Note 1
----------------------------------------------------------------------------------------
Food--1.1%
General Mills, Inc.                                           3,600           $  289,350
----------------------------------------------------------------------------------------
Groupe Danone                                                   800              206,255
----------------------------------------------------------------------------------------
Hormel Foods Corp.                                            1,200               48,300
----------------------------------------------------------------------------------------
IBP, Inc.                                                     5,000              118,750
----------------------------------------------------------------------------------------
Jeronimo Martins & Filho SA                                   3,166              104,578
----------------------------------------------------------------------------------------
Kerry Group plc, Cl. A                                        9,000              106,737
----------------------------------------------------------------------------------------
Suiza Foods Corp.(1)                                          1,900               79,562
                                                                              ----------
                                                                                 953,532
----------------------------------------------------------------------------------------
Food & Drug Retailers--1.1%
Albertson's, Inc.                                             4,300              221,719
----------------------------------------------------------------------------------------
Colruyt SA(1)                                                   200              131,590
----------------------------------------------------------------------------------------
Koninklijke Ahold NV                                          6,000              206,667
----------------------------------------------------------------------------------------
SUPERVALU, Inc.                                               5,900              151,556
----------------------------------------------------------------------------------------
Whole Foods Market, Inc.(1)                                   2,000               96,125
----------------------------------------------------------------------------------------
William Morrison Supermarkets plc                            66,000              149,812
                                                                              ----------
                                                                                 957,469
----------------------------------------------------------------------------------------
Household Goods--0.8%
Blyth Industries, Inc.(1)                                     3,600              123,750
----------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                          6,000              342,000
----------------------------------------------------------------------------------------
L'OREAL                                                         150              101,400
----------------------------------------------------------------------------------------
Premark International, Inc.                                   4,400              165,000
                                                                              ----------
                                                                                 732,150
----------------------------------------------------------------------------------------
Tobacco--0.3%
Philip Morris Cos., Inc.                                      7,000              281,312

========================================================================================
Energy--3.4%
----------------------------------------------------------------------------------------
Energy Services--0.3%
Anadarko Petroleum Corp.                                      1,100               40,494
----------------------------------------------------------------------------------------
Catalytica, Inc.(1)                                           7,300              102,200
----------------------------------------------------------------------------------------
ENSCO International, Inc.                                     2,300               45,856
----------------------------------------------------------------------------------------
Global Marine, Inc.(1)                                        2,800               43,225
                                                                              ----------
                                                                                 231,775
----------------------------------------------------------------------------------------
Oil: Domestic--2.1%
Apache Corp.                                                  1,200               46,800
----------------------------------------------------------------------------------------
Atlantic Richfield Co.                                        2,800              233,975
----------------------------------------------------------------------------------------
Burlington Resources, Inc.                                    1,000               43,250
----------------------------------------------------------------------------------------
Chevron Corp.                                                 2,800              266,525
----------------------------------------------------------------------------------------
Conoco, Inc., Cl. A                                           2,300               64,112
----------------------------------------------------------------------------------------
Exxon Corp.                                                   7,600              586,150
----------------------------------------------------------------------------------------
Mobil Corp.                                                   3,100              306,900
----------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                    5,400              114,075
----------------------------------------------------------------------------------------
Texaco, Inc.                                                  2,200              137,500
                                                                              ----------
                                                                               1,799,287


8                         LifeSpan Balanced Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                   Market Value
                                                                   Shares          Note 1
-----------------------------------------------------------------------------------------------
Oil: International--1.0%
BP Amoco plc, ADR                                                    3,885           $  421,523
-----------------------------------------------------------------------------------------------
Shell Transport & Trading Co. plc                                   34,000              254,974
-----------------------------------------------------------------------------------------------
Total Fina SA, Sponsored ADR(1)                                      1,100               70,881
-----------------------------------------------------------------------------------------------
Total SA, B Shares(1)                                                1,200              154,815
                                                                                     ----------
                                                                                        902,193

===============================================================================================
Financial--9.4%
-----------------------------------------------------------------------------------------------
Banks--2.6%
Argentaria SA                                                        6,000              136,685
-----------------------------------------------------------------------------------------------
Banca Poplare di Brescia                                             3,000              128,548
-----------------------------------------------------------------------------------------------
Banco Popular Espanol SA                                               900               64,738
-----------------------------------------------------------------------------------------------
Bank of America Corp.                                                1,100               80,644
-----------------------------------------------------------------------------------------------
Bank of Scotland(1)                                                  9,000              119,168
-----------------------------------------------------------------------------------------------
Bank United Corp., Cl. A                                               500               20,094
-----------------------------------------------------------------------------------------------
Chase Manhattan Corp.                                                3,900              337,838
-----------------------------------------------------------------------------------------------
First Union Corp.                                                    1,200               56,400
-----------------------------------------------------------------------------------------------
J.P. Morgan & Co., Inc.                                              1,100              154,550
-----------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                14,000              189,787
-----------------------------------------------------------------------------------------------
National City Corp.                                                  2,500              163,750
-----------------------------------------------------------------------------------------------
Nordbanken Holding AB                                               25,000              146,146
-----------------------------------------------------------------------------------------------
Old Kent Financial Corp.                                             1,575               65,953
-----------------------------------------------------------------------------------------------
Roslyn Bancorp, Inc.                                                 1,600               27,500
-----------------------------------------------------------------------------------------------
Union Planters Corp.                                                 2,000               89,375
-----------------------------------------------------------------------------------------------
UnionBanCal Corp.                                                    7,800              281,775
-----------------------------------------------------------------------------------------------
Wachovia Corp.                                                       2,400              205,350
                                                                                     ----------
                                                                                      2,268,301
-----------------------------------------------------------------------------------------------
Diversified Financial--1.8%
AMBAC Financial Group, Inc.                                          1,500               85,688
-----------------------------------------------------------------------------------------------
Cattles plc                                                         30,000              162,201
-----------------------------------------------------------------------------------------------
Citigroup, Inc.                                                      3,300              156,750
-----------------------------------------------------------------------------------------------
Credit Saison Co. Ltd.                                               6,000              125,417
-----------------------------------------------------------------------------------------------
Fannie Mae                                                           1,000               68,375
-----------------------------------------------------------------------------------------------
Freddie Mac                                                          2,300              133,400
-----------------------------------------------------------------------------------------------
ING Groep NV                                                         2,500              135,355
-----------------------------------------------------------------------------------------------
Lend Lease Corp. Ltd.                                                7,000               96,112
-----------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                       700               71,750
-----------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                           1,800               81,450
-----------------------------------------------------------------------------------------------
Northern Rock plc                                                   16,000              120,555
-----------------------------------------------------------------------------------------------
Perlis Plantations Berhad(2)                                        17,500               20,447
-----------------------------------------------------------------------------------------------
Promise Co. Ltd.                                                     2,900              171,312
-----------------------------------------------------------------------------------------------
Reckson Associates Realty Corp., Cl. B(1)                            3,211               76,663
-----------------------------------------------------------------------------------------------
Swire Pacific Ltd., Cl. B                                          120,000               89,707
                                                                                     ----------
                                                                                      1,595,182


                          LifeSpan Balanced Portfolio                         9

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                 Market Value
                                                                   Shares        Note 1
---------------------------------------------------------------------------------------------
Insurance--4.2%
ACE Ltd.                                                           2,900           $   81,925
---------------------------------------------------------------------------------------------
Advance Paradigm, Inc.(1)                                          1,600               97,600
---------------------------------------------------------------------------------------------
AEGON NV                                                           1,600              116,080
---------------------------------------------------------------------------------------------
Allstate Corp.                                                     5,000              179,375
---------------------------------------------------------------------------------------------
American General Corp.                                             5,200              391,950
---------------------------------------------------------------------------------------------
American International Group, Inc.                                   700               81,944
---------------------------------------------------------------------------------------------
Assicurazioni Generali SpA                                         4,000              138,603
---------------------------------------------------------------------------------------------
AXA SA                                                             1,300              158,600
---------------------------------------------------------------------------------------------
Chubb Corp.                                                        1,500              104,250
---------------------------------------------------------------------------------------------
Cigna Corp.                                                        2,600              231,400
---------------------------------------------------------------------------------------------
Equitable Cos., Inc.                                               2,400              160,800
---------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                            1,600               93,300
---------------------------------------------------------------------------------------------
Hartford Life, Inc., Cl. A                                           900               47,363
---------------------------------------------------------------------------------------------
HSB Group, Inc.                                                    3,750              154,453
---------------------------------------------------------------------------------------------
Irish Life & Permanent plc                                         9,127               96,477
---------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                              3,800              251,513
---------------------------------------------------------------------------------------------
Lincoln National Corp.                                             6,400              334,800
---------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                        3,600              271,800
---------------------------------------------------------------------------------------------
Old Republic International Corp.                                   2,900               50,206
---------------------------------------------------------------------------------------------
Provident Companies, Inc.                                          1,800               72,000
---------------------------------------------------------------------------------------------
Safeco Corp.                                                       3,400              150,025
---------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                                2,400               76,350
---------------------------------------------------------------------------------------------
Transamerica Corp.                                                 2,800              210,000
---------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., Cl. A                           2,900              113,463
                                                                                   ----------
                                                                                    3,664,277
---------------------------------------------------------------------------------------------
Real Estate Investment Trusts--0.7%
Camden Property Trust                                              5,400              149,850
---------------------------------------------------------------------------------------------
Cornerstone Properties, Inc.                                       9,500              150,813
---------------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                                      5,366              112,686
---------------------------------------------------------------------------------------------
HRPT Properties Trust                                              7,300              111,781
---------------------------------------------------------------------------------------------
Meditrust Corp., Paired Stock                                      4,325               56,495
                                                                                   ----------
                                                                                      581,625
---------------------------------------------------------------------------------------------
Savings & Loans--0.1%
Greenpoint Financial Corp.                                         3,100              101,719

=============================================================================================
Healthcare--3.6%
---------------------------------------------------------------------------------------------
Healthcare/Drugs--1.9%
Abbott Laboratories                                                2,500              113,750
---------------------------------------------------------------------------------------------
Fresenius AG, Preference                                             800              140,253
---------------------------------------------------------------------------------------------
Gedeon Richter Ltd., GDR(3)                                        2,000               87,500
---------------------------------------------------------------------------------------------
Glaxo Wellcome plc                                                 5,000              138,951
---------------------------------------------------------------------------------------------
Jones Pharma, Inc.                                                 3,100              122,063


10                        LifeSpan Balanced Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                       Market Value
                                                                        Shares         Note 1
---------------------------------------------------------------------------------------------------
Healthcare/Drugs  (continued)
Medicis Pharmaceutical Corp., Cl. A(1)                                   3,400           $   86,275
---------------------------------------------------------------------------------------------------
Novartis AG                                                                100              146,019
---------------------------------------------------------------------------------------------------
Osteotech, Inc.(1)                                                       3,100               89,125
---------------------------------------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                                                 1,600               90,900
---------------------------------------------------------------------------------------------------
Pliva d.d., Sponsored GDR(3)                                             5,100               76,755
---------------------------------------------------------------------------------------------------
Roberts Pharmaceutical Corp.(1)                                          4,600              111,550
---------------------------------------------------------------------------------------------------
Sanofi-Synthelabo SA(1)                                                  4,800              203,697
---------------------------------------------------------------------------------------------------
Schering AG                                                              1,000              106,840
---------------------------------------------------------------------------------------------------
Takeda Chemical Industries Ltd.                                          3,000              139,049
                                                                                         ----------
                                                                                          1,652,727
---------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--1.7%
Beckman Coulter, Inc.                                                    1,700               82,663
---------------------------------------------------------------------------------------------------
Hoya Corp.                                                               2,000              112,859
---------------------------------------------------------------------------------------------------
Laser Vision Centers, Inc.(1)                                            2,100              132,300
---------------------------------------------------------------------------------------------------
Luxottica Group SpA, Sponsored ADR                                      10,000              155,625
---------------------------------------------------------------------------------------------------
Molecular Devices Corp.(1)                                               3,500              131,250
---------------------------------------------------------------------------------------------------
Olympus Optical Co. Ltd.                                                11,000              162,588
---------------------------------------------------------------------------------------------------
Perclose, Inc.(1)                                                        2,200              105,738
---------------------------------------------------------------------------------------------------
Renal Care Group, Inc.(1)                                                3,000               77,625
---------------------------------------------------------------------------------------------------
SmithKline Beecham plc                                                  15,000              194,949
---------------------------------------------------------------------------------------------------
Terumo Corp.                                                             7,000              155,863
---------------------------------------------------------------------------------------------------
Xomed Surgical Products, Inc.(1)                                         3,500              170,406
                                                                                          ---------
                                                                                          1,481,866

===================================================================================================
Technology--10.5%
---------------------------------------------------------------------------------------------------
Computer Hardware--1.8%
Apple Computer, Inc.(1)                                                  2,600              120,413
---------------------------------------------------------------------------------------------------
Cognex Corp.(1)                                                          5,000              157,813
---------------------------------------------------------------------------------------------------
Extreme Networks, Inc.(1)                                                2,300              133,544
---------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                      1,700              170,850
---------------------------------------------------------------------------------------------------
International Business Machines Corp.                                    3,600              465,300
---------------------------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A(1)                              1,200               79,275
---------------------------------------------------------------------------------------------------
MMC Networks, Inc.(1)                                                    2,700              120,825
---------------------------------------------------------------------------------------------------
Network Appliance, Inc.(1)                                               3,800              212,325
---------------------------------------------------------------------------------------------------
NVIDIA Corp.(1)                                                          6,800              130,050
                                                                                         ----------
                                                                                          1,590,395
---------------------------------------------------------------------------------------------------
Computer Services--1.6%
Applied Micro Circuits Corp.(1)                                          4,300              353,675
---------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp.(1)                                  3,600               93,825
---------------------------------------------------------------------------------------------------
Diamond Technology Partners, Inc.(1)                                     6,500              145,438
---------------------------------------------------------------------------------------------------
Eclipsys Corp.(1)                                                        5,000              119,688
---------------------------------------------------------------------------------------------------
First Data Corp.                                                         3,600              176,175


                          LifeSpan Balanced Portfolio                        11

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                          Market Value
                                                            Shares        Note 1
--------------------------------------------------------------------------------------
Computer Services  (continued)
MedQuist, Inc.(1)                                           4,500           $  196,875
--------------------------------------------------------------------------------------
NCO Group, Inc.(1)                                          3,300              125,400
--------------------------------------------------------------------------------------
QRS Corp.(1)                                                1,400              109,200
--------------------------------------------------------------------------------------
Transaction Systems Architects, Inc., Cl. A(1)              2,400               93,600
                                                                            ----------
                                                                             1,413,876
--------------------------------------------------------------------------------------
Computer Software--4.1%
Actuate Corp.(1)                                            3,300               87,450
--------------------------------------------------------------------------------------
Advent Software, Inc.(1)                                    2,100              140,700
--------------------------------------------------------------------------------------
Aware, Inc.(1)                                              2,800              129,150
--------------------------------------------------------------------------------------
BindView Development Corp.(1)                               4,300              102,125
--------------------------------------------------------------------------------------
BISYS Group, Inc. (The)(1)                                    700               40,950
--------------------------------------------------------------------------------------
BroadVision, Inc.(1)                                        3,300              243,375
--------------------------------------------------------------------------------------
Dendrite International, Inc.(1)                             7,600              274,550
--------------------------------------------------------------------------------------
DSET Corp.(1)                                               6,300               87,806
--------------------------------------------------------------------------------------
Exchange Applications, Inc.(1)                              4,200              171,150
--------------------------------------------------------------------------------------
Getronics NV                                                4,000              153,866
--------------------------------------------------------------------------------------
Great Plains Software, Inc.(1)                              2,700              127,406
--------------------------------------------------------------------------------------
International Integration, Inc.(1)                          5,700              128,250
--------------------------------------------------------------------------------------
International Network Services(1)                           3,700              149,388
--------------------------------------------------------------------------------------
Legato Systems, Inc.(1)                                     3,500              202,125
--------------------------------------------------------------------------------------
Logica plc                                                  8,000               84,111
--------------------------------------------------------------------------------------
Macromedia, Inc.(1)                                         3,200              112,800
--------------------------------------------------------------------------------------
Mercury Interactive Corp.(1)                                6,700              237,013
--------------------------------------------------------------------------------------
Micromuse, Inc.(1)                                          2,400              119,700
--------------------------------------------------------------------------------------
New Era of Networks, Inc.(1)                                5,900              259,231
--------------------------------------------------------------------------------------
Sapient Corp.(1)                                            2,200              124,575
--------------------------------------------------------------------------------------
Scient Corp.(1)                                             2,700              128,419
--------------------------------------------------------------------------------------
TSI International Software Ltd.(1)                          5,000              141,875
--------------------------------------------------------------------------------------
USWeb Corp.(1)                                              4,400               97,625
--------------------------------------------------------------------------------------
Verity, Inc.(1)                                             2,500              135,469
--------------------------------------------------------------------------------------
Visio Corp.(1)                                              3,100              117,994
                                                                            ----------
                                                                             3,597,103
--------------------------------------------------------------------------------------
Communications Equipment--0.5%
Excel Switching Corp.(1)                                    2,800               83,825
--------------------------------------------------------------------------------------
Harmonic, Inc.(1)                                           1,900              109,131
--------------------------------------------------------------------------------------
Vodafone Group plc, Sponsored ADR                           1,400              275,800
                                                                            ----------
                                                                               468,756


12                        LifeSpan Balanced Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                Market Value
                                                                 Shares         Note 1
--------------------------------------------------------------------------------------------
Electronics--2.5%
ANADIGICS, Inc.(1)                                                3,600           $  133,200
--------------------------------------------------------------------------------------------
Bowthorpe plc                                                    18,000              158,040
--------------------------------------------------------------------------------------------
Brooks Automation, Inc.(1)                                        4,300              116,369
--------------------------------------------------------------------------------------------
Cymer, Inc.(1)                                                    4,700              117,500
--------------------------------------------------------------------------------------------
Electrocomponents plc                                            20,000              147,699
--------------------------------------------------------------------------------------------
Galileo Technology Ltd.(1)                                        3,100              140,469
--------------------------------------------------------------------------------------------
hi/fn, inc.(1)                                                    1,900              144,638
--------------------------------------------------------------------------------------------
Hoshiden Corp.                                                    9,000              194,074
--------------------------------------------------------------------------------------------
QLogic Corp.(1)                                                   2,000              264,000
--------------------------------------------------------------------------------------------
RF Micro Devices, Inc.(1)                                         4,700              350,738
--------------------------------------------------------------------------------------------
SDL, Inc.(1)                                                      2,000              102,125
--------------------------------------------------------------------------------------------
Sony Corp.                                                        1,400              150,947
--------------------------------------------------------------------------------------------
VTech Holdings Ltd.                                              53,000              168,387
                                                                                  ----------
                                                                                   2,188,186

============================================================================================
Transportation--1.3%
--------------------------------------------------------------------------------------------
Air Transportation--0.6%
AHL Services, Inc.(1)                                             6,100              152,119
--------------------------------------------------------------------------------------------
BAA plc                                                          14,000              134,616
--------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B(1)                              1,600               60,200
--------------------------------------------------------------------------------------------
Delta Air Lines, Inc.                                             1,600               92,200
--------------------------------------------------------------------------------------------
Frontier Airlines, Inc.(1)                                        5,800               93,525
                                                                                  ----------
                                                                                     532,660

--------------------------------------------------------------------------------------------
Railroads & Truckers--0.7%
Burlington Northern Santa Fe Corp.                                2,100               65,100
--------------------------------------------------------------------------------------------
GATX Corp.                                                        8,600              327,338
--------------------------------------------------------------------------------------------
MotivePower Industries, Inc.(1)                                   5,250               94,500
--------------------------------------------------------------------------------------------
Union Pacific Corp.                                               1,500               87,469
                                                                                  ----------
                                                                                     574,407

============================================================================================
Utilities--5.0%
--------------------------------------------------------------------------------------------
Electric Utilities--3.7%
Carolina Power & Light Co.                                        1,900               81,344
--------------------------------------------------------------------------------------------
CLP Holdings Ltd.                                                20,000               97,182
--------------------------------------------------------------------------------------------
Conectiv, Inc.                                                    7,600              185,725
--------------------------------------------------------------------------------------------
Duke Energy Corp.                                                 7,717              419,612
--------------------------------------------------------------------------------------------
Endesa SA                                                         6,000              127,960
--------------------------------------------------------------------------------------------
Entergy Corp.                                                     1,100               34,375
--------------------------------------------------------------------------------------------
FPL Group, Inc.                                                   6,200              338,675
--------------------------------------------------------------------------------------------
Kansas City Power & Light Co.                                     5,600              142,800
--------------------------------------------------------------------------------------------
Montana Power Co.                                                 2,000              141,000
--------------------------------------------------------------------------------------------
Peco Energy Co.                                                   8,800              368,500
--------------------------------------------------------------------------------------------
PG&E Corp.                                                        7,900              256,750
--------------------------------------------------------------------------------------------
Potomac Electric Power Co.                                        2,800               82,425


                          LifeSpan Balanced Portfolio                        13

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                 Market Value
                                                                                  Shares         Note 1
-------------------------------------------------------------------------------------------------------------
Electric Utilities  (continued)
Public Service Enterprise Group, Inc.                                              3,900          $   159,413
-------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                               8,000              221,000
-------------------------------------------------------------------------------------------------------------
Texas Utilities Co.                                                                3,500              144,375
-------------------------------------------------------------------------------------------------------------
Unicom Corp.                                                                       3,400              131,113
-------------------------------------------------------------------------------------------------------------
Vivendi (Ex-Generale des Eaux)                                                     1,963              159,016
-------------------------------------------------------------------------------------------------------------
Western Resources, Inc.                                                            4,400              117,150
                                                                                                  -----------
                                                                                                    3,208,415
-------------------------------------------------------------------------------------------------------------
Gas Utilities--1.3%
El Paso Energy Corp.                                                              13,800              485,588
-------------------------------------------------------------------------------------------------------------
Hong Kong & China Gas Co. Ltd.                                                    66,000               95,700
-------------------------------------------------------------------------------------------------------------
MCN Energy Group, Inc.                                                             4,300               89,225
-------------------------------------------------------------------------------------------------------------
National Fuel Gas Co.                                                              4,400              213,400
-------------------------------------------------------------------------------------------------------------
NICOR, Inc.                                                                        1,500               57,094
-------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                      8,200              156,825
                                                                                                  -----------
                                                                                                    1,097,832
                                                                                                  -----------
Total Common Stocks (Cost $41,800,180)                                                             50,177,105

=============================================================================================================
Preferred Stocks--0.1%
-------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 10% Cum., Series D, Non-Vtg.(2)                                    1,000              101,125
-------------------------------------------------------------------------------------------------------------
TCR Holding Corp.:
Series B(2)                                                                           88                    5
Series C(2)                                                                           48                    3
Series D(2)                                                                          127                    7
Series E(2)                                                                          263                   16
                                                                                                   ----------
Total Preferred Stocks (Cost $100,031)                                                                101,156

                                                                                Units

=============================================================================================================
Rights, Warrants and Certificates--0.0%
-------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/08(2) (Cost $0)                                      600                7,200

                                                                                Principal
                                                                                Amount
=============================================================================================================
Asset-Backed Securities--0.7%
-------------------------------------------------------------------------------------------------------------
Arcadia Automobile Receivables Trust, Automobile Receivables-Backed Nts.,
Series 1998-B, Cl. A3, 5.95%, 11/15/02                                          $175,000              174,563
-------------------------------------------------------------------------------------------------------------
Dayton Hudson Credit Card Master Trust, Asset-Backed Certificates,
Series 1997-1, Cl. A, 6.25%, 8/25/05                                             125,000              123,906
-------------------------------------------------------------------------------------------------------------
IROQUOIS Trust, Asset-Backed Amortizing Nts.,
Series 1997-2, Cl. A, 6.752%, 6/25/07(2)                                         175,000              173,510
-------------------------------------------------------------------------------------------------------------
Olympic Automobile Receivables Trust, Automobile Receivables-Backed Nts.,
Series 1997-A, Cl. A-5, 6.80%, 2/15/05(2)                                        150,000              150,539
                                                                                                   ----------
Total Asset-Backed Securities (Cost $624,567)                                                         622,518


14                        LifeSpan Balanced Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                  Principal          Market Value
                                                                                                  Amount             Note 1
================================================================================================================================
Mortgage-Backed Obligations--2.3%
--------------------------------------------------------------------------------------------------------------------------------
Countrywide Funding Corp., Mtg. Pass-Through
Certificates, Series 1994-10, Cl. A3, 6%, 5/25/09                                                $  350,000           $  345,951
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 12/1/03                                                                                         106,144              104,641
6.50%, 4/1/26                                                                                       147,809              142,827
7%, 4/1/00                                                                                           46,172               46,217
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation Certificates, Series 1711, Cl. EA, 7%, 3/15/24                   200,000              197,750
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg. Participation Certificates:
6%, 3/1/09                                                                                          139,289              136,169
Series 1843, Cl. VB, 7%, 4/15/03                                                                     50,000               50,578
Series 1849, Cl. VA, 6%, 12/15/10                                                                    98,236               97,868
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 1542, Cl. QC, 7%, 10/15/20(4)                                                                900,000              111,375
Series 1583, Cl. IC, 7%, 1/15/20(4)                                                                 725,370               66,190
Series 1661, Cl. PK, 6.50%, 11/15/06(4)                                                             553,056               26,094
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Trust 1993-190, Cl. Z, 5.85%, 7/25/08                 106,231              106,065
--------------------------------------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Series 1994-7, Cl. A18, 6%, 2/25/09                                      248,607              231,048
--------------------------------------------------------------------------------------------------------------------------------
IMC Home Equity Trust, Asset-Backed Home Equity Securities,
Series 1998-3, Cl. A5, 6.36%, 8/20/22(5)                                                            350,000              342,453
                                                                                                                      ----------
Total Mortgage-Backed Obligations (Cost $2,023,383)                                                                    2,005,226

================================================================================================================================
U.S. Government Obligations--10.6%
--------------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, Medium-Term Nts., 5.24%, 10/1/08                                          175,000              159,458
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.57%, 8/17/00                                                              350,000              350,000
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts., 5.125%, 2/13/04                                             1,350,000            1,294,313
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
6%, 2/15/26                                                                                         575,000              559,367
7.50%, 11/15/16                                                                                   1,310,000            1,472,931
STRIPS, 5.67%, 11/15/18(6)                                                                        1,500,000              442,670
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.625%, 2/15/06                                                                                     500,000              492,500
5.625%, 5/15/08                                                                                     250,000              244,922
5.75%, 8/15/03                                                                                    1,000,000            1,000,313
6.125%, 8/15/07                                                                                     350,000              353,938
6.50%, 8/15/05                                                                                      945,000              974,531
7.50%, 11/15/01                                                                                   1,775,000            1,849,328
                                                                                                                      ----------
Total U.S. Government Obligations (Cost $9,389,610)                                                                    9,194,271

================================================================================================================================
Non-Convertible Corporate Bonds and Notes--20.1%
================================================================================================================================
Basic Materials--1.6%
--------------------------------------------------------------------------------------------------------------------------------
Chemicals--0.6%
Laroche Industries, Inc., 9.50% Sr. Sub. Nts., Series B, 9/15/07                                    125,000               99,375
--------------------------------------------------------------------------------------------------------------------------------
Morton International, Inc., 9.25% Credit Sensitive Nts., 6/1/20                                      50,000               57,965


                          LifeSpan Balanced Portfolio                        15

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                  Principal          Market Value
                                                                                                  Amount             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Chemicals (continued)
PPG Industries, Inc., 9% Debs., 5/1/21                                                            $  50,000             $ 58,174
--------------------------------------------------------------------------------------------------------------------------------
Rexene Corp., 11.75% Sr. Nts., 12/1/04(2)                                                           125,000              133,125
--------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals Holdings, Inc., 0%/13.50% Sr. Disc. Nts., 8/15/08(7)                             125,000               38,125
--------------------------------------------------------------------------------------------------------------------------------
Texas Petrochemical Corp., 11.125% Sr. Sub. Nts., Series B, 7/1/06                                  125,000              113,125
                                                                                                                        --------
                                                                                                                         499,889
--------------------------------------------------------------------------------------------------------------------------------
Metals--0.5%
Alcan Aluminum Ltd., 9.625% Debs., 7/15/19                                                          100,000              104,715
--------------------------------------------------------------------------------------------------------------------------------
Algoma Steel, Inc., 12.375% First Mtg. Nts., 7/15/05                                                100,000               98,500
--------------------------------------------------------------------------------------------------------------------------------
Gulf States Steel, Inc. (Alabama), 13.50% First Mtg. Nts., Series B, 4/15/03(8)                     125,000               30,781
--------------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08                                100,000              100,750
--------------------------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% Nts., Series B, 3/1/09(3)                                               50,000               51,125
--------------------------------------------------------------------------------------------------------------------------------
WCI Steel, Inc., 10% Sr. Nts., Series B, 12/1/04                                                     75,000               76,687
                                                                                                                        --------
                                                                                                                         462,558
--------------------------------------------------------------------------------------------------------------------------------
Paper--0.5%
Ainsworth Lumber, Inc., 12.50% Sr. Nts., 7/15/07(9)                                                 125,000              140,312
--------------------------------------------------------------------------------------------------------------------------------
Malette, Inc., 12.25% Sr. Sec. Nts., 7/15/04(2)                                                     125,000              132,500
--------------------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 9.875% Sr. Nts., 2/1/01                                                      125,000              126,406
                                                                                                                        --------
                                                                                                                         399,218

================================================================================================================================
Capital Goods--3.1%
--------------------------------------------------------------------------------------------------------------------------------
Industrial Services--2.3%
Advance Holding Corp., 0%/12.875% Sr. Disc. Nts., 4/15/09(2)(7)                                     100,000               54,500
--------------------------------------------------------------------------------------------------------------------------------
Advance Stores Co., Inc., 10.25% Sr. Unsec. Sub. Nts., Series B, 4/15/08(2)                         125,000              120,625
--------------------------------------------------------------------------------------------------------------------------------
Applied Extrusion Technologies, Inc., 11.50% Sr. Nts., Series B, 4/1/02(2)                           75,000               76,594
--------------------------------------------------------------------------------------------------------------------------------
Armco, Inc., 9% Sr. Unsec. Nts., 9/15/07                                                             50,000               51,500
--------------------------------------------------------------------------------------------------------------------------------
Coinstar, Inc., 0%/13% Sr. Disc. Nts., 10/1/06(7)                                                    50,000               51,250
--------------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp., 9% Sr. Sub. Nts., 5/1/09(3)                                                   100,000               96,000
--------------------------------------------------------------------------------------------------------------------------------
Employee Solutions, Inc., 10% Sr. Unsec. Nts., Series B, 10/15/04(2)                                125,000               75,469
--------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/08                              100,000               95,500
--------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.25% Sr. Sub. Nts., 7/1/11(3)                                                  50,000               47,000
--------------------------------------------------------------------------------------------------------------------------------
Jordan Telecommunication Products, Inc., 9.875% Sr. Nts., Series B, 8/1/07(2)                        50,000               49,750
--------------------------------------------------------------------------------------------------------------------------------
KSL Recreation Group, Inc., 10.25% Sr. Sub. Nts., 5/1/07(2)                                         100,000              102,000
--------------------------------------------------------------------------------------------------------------------------------
Logix Communications Enterprises, Inc., 12.25% Sr. Unsec. Nts., 6/15/08                             100,000               90,500
--------------------------------------------------------------------------------------------------------------------------------
Maxim Group, Inc. (The), 9.25% Sr. Sub. Nts., Series B, 10/15/07(2)                                  50,000               48,750
--------------------------------------------------------------------------------------------------------------------------------
Mrs. Fields Holding Co., Units (each unit consists of $1,000 principal amount of 0%/14%
sr. sec. discount nts., 12/1/05 and warrants to purchase shares of common stock)(2)(7)(10)          150,000               73,500
--------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 8.375% Sr. Unsec. Sub. Nts., Series B, 7/1/08                                   125,000              121,875
--------------------------------------------------------------------------------------------------------------------------------
Production Resource Group LLC/PRG Finance Corp., 11.50% Sr. Unsec. Sub. Nts., 1/15/08(2)             75,000               76,875
--------------------------------------------------------------------------------------------------------------------------------
Scotia Pacific Co. LLC, 6.55% Timber Collaterized Nts., Series B, Cl. A-1, 1/20/07                  193,328              177,822
--------------------------------------------------------------------------------------------------------------------------------
Simonds Industries, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/08(2)                                    125,000              123,125
--------------------------------------------------------------------------------------------------------------------------------
Sun Co., Inc., 7.95% Debs., 12/15/01                                                                125,000              127,942
--------------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 0%/12.50% Sr. Disc. Debs., 6/1/08(2)(7)                                   50,000               24,000


16                        LifeSpan Balanced Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                   Principal        Market Value
                                                                                                   Amount           Note 1
--------------------------------------------------------------------------------------------------------------------------------
Industrial Services (continued)
Tyco International Group SA, 6.125% Unsec. Nts., 6/15/01                                           $175,000           $  174,465
--------------------------------------------------------------------------------------------------------------------------------
USI American Holdings, Inc., 7.25% Sr. Nts., Series B, 12/1/06                                      120,000              118,151
                                                                                                                      ----------
                                                                                                                       1,977,193
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--0.8%
Federal-Mogul Corp., 7.50% Nts., 7/1/04                                                             125,000              121,500
--------------------------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Nts., Series B, 8/1/07(2)                                      125,000              127,187
--------------------------------------------------------------------------------------------------------------------------------
Portola Packaging, Inc., 10.75% Sr. Nts., 10/1/05(2)                                                125,000              128,125
--------------------------------------------------------------------------------------------------------------------------------
Titan Wheel International, Inc., 8.75% Sr. Sub. Nts., 4/1/07                                        100,000               93,750
--------------------------------------------------------------------------------------------------------------------------------
U.S. Industries, Inc., 7.125% Sr. Nts., 10/15/03(3)                                                 225,000              222,708
                                                                                                                      ----------
                                                                                                                         693,270

================================================================================================================================
Communication Services--3.5%
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--2.5%
AT&T Capital Corp., 6.25% Medium-Term Nts., Series F, 5/15/01                                       175,000              172,259
--------------------------------------------------------------------------------------------------------------------------------
Coaxial Communications, Inc., 10% Sr. Unsec. Nts., 8/15/06(2)                                       125,000              127,031
--------------------------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs., 11/15/07(7)                               125,000              114,531
--------------------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 0%/10.75% Sr. Disc. Nts., 2/15/07(7)                              125,000               96,875
--------------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 0%/13% Sr. Disc. Nts., 11/1/05(7)                                     100,000               53,500
--------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 11.25% Sr. Nts., 7/1/08                                                125,000              131,875
--------------------------------------------------------------------------------------------------------------------------------
Globix Corp., 13% Sr. Unsec. Nts., 5/1/05(2)                                                        100,000               96,000
--------------------------------------------------------------------------------------------------------------------------------
GST USA, Inc., 0%/13.875% Gtd. Sr. Disc. Nts., 12/15/05(7)                                          125,000              103,125
--------------------------------------------------------------------------------------------------------------------------------
Hermes Europe Railtel BV, 10.375% Sr. Unsec. Nts., 1/15/09                                          125,000              127,187
--------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 0%/11.625% Sr. Disc. Nts., 3/15/07(7)                                           125,000               87,187
--------------------------------------------------------------------------------------------------------------------------------
International CableTel, Inc., 0%/11.50% Sr. Deferred Coupon Nts., Series B, 2/1/06(2)(7)            200,000              175,500
--------------------------------------------------------------------------------------------------------------------------------
IXC Communications, Inc., 9% Sr. Sub. Nts., 4/15/08                                                  50,000               48,000
--------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 9.125% Sr. Unsec. Nts., 5/1/08                                        125,000              123,437
--------------------------------------------------------------------------------------------------------------------------------
Optel, Inc., 11.50% Sr. Unsec. Nts., 7/1/08                                                         125,000               90,625
--------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 11.50% Sr. Unsec. Nts., 11/1/08                                                       100,000              106,000
--------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 0%/9.47% Sr. Disc. Nts., 10/15/07(7)                      125,000               98,125
--------------------------------------------------------------------------------------------------------------------------------
RSL Communications plc, 9.125% Sr. Unsec. Nts., 3/1/08                                              100,000               92,750
--------------------------------------------------------------------------------------------------------------------------------
Telewest Communications plc:
0%/11% Sr. Disc. Debs., 10/1/07(7)                                                                   75,000               67,125
9.625% Sr. Debs., 10/1/06                                                                            75,000               77,625
--------------------------------------------------------------------------------------------------------------------------------
US West Capital Funding, Inc., 6.125% Nts., 7/15/02                                                 200,000              196,036
                                                                                                                      ----------
                                                                                                                       2,184,793
--------------------------------------------------------------------------------------------------------------------------------
Telephone Utilities--0.1%
Teligent, Inc., 11.50% Sr. Nts., 12/1/07                                                            125,000              124,375
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--0.9%
Clearnet Communications, Inc., 0%/14.75% Sr. Disc. Nts., 12/15/05(7)                                 50,000               46,000
--------------------------------------------------------------------------------------------------------------------------------
Comcast Cellular Communications, Inc., 9.50% Sr. Nts., 5/1/07                                       125,000              140,469
--------------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., 0%/14% Sr. Disc. Nts., Series B, 6/1/06(7)                      125,000              101,563
--------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.75% Sr. Disc. Nts., 8/15/04                                          150,000              153,375


                          LifeSpan Balanced Portfolio                        17

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                   Principal        Market Value
                                                                                                   Amount           Note 1
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Wireless (continued)
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                      $100,000           $  101,000
--------------------------------------------------------------------------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum Finance Corp., 11% Sr. Nts., 8/15/06                             100,000              114,500
--------------------------------------------------------------------------------------------------------------------------------
Western Wireless Corp., 10.50% Sr. Sub. Nts., 2/1/07(2)                                              50,000               53,250
--------------------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 0%/14% Sr. Disc. Nts., 10/15/05(7)                                     50,000               44,000
                                                                                                                      ----------
                                                                                                                         754,157

================================================================================================================================
Consumer Cyclicals--4.1%
--------------------------------------------------------------------------------------------------------------------------------
Autos & Housing--0.4%
Black & Decker Corp., 6.625% Nts., 11/15/00                                                          85,000               85,462
--------------------------------------------------------------------------------------------------------------------------------
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B, 7/15/07                                 125,000              102,500
--------------------------------------------------------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc., 10% Sr. Sub. Nts., Series B, 1/15/07(2)                       50,000               49,750
--------------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., 6/15/07                                      125,000              125,625
                                                                                                                      ----------
                                                                                                                         363,337
--------------------------------------------------------------------------------------------------------------------------------
Consumer Services--0.1%
Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07                                                100,000               98,500
--------------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--2.3%
American Skiing Corp., 12% Sr. Sub. Nts., Series B, 7/15/06(2)                                      100,000               76,500
--------------------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.50% Sr. Sub. Nts., Series B, 8/1/04                                      50,000               51,375
--------------------------------------------------------------------------------------------------------------------------------
Bally Total Fitness Holding Corp., 9.875% Sr. Unsec. Sub. Nts., Series D, 10/15/07(2)               125,000              121,875
--------------------------------------------------------------------------------------------------------------------------------
Casino Magic of Louisiana Corp., 13% First Mtg. Nts., Series B, 8/15/03                             200,000              227,250
--------------------------------------------------------------------------------------------------------------------------------
Colorado Gaming & Entertainment Co., 12% Sr. Sec. Nts., 6/1/03(2)                                   125,000              124,375
--------------------------------------------------------------------------------------------------------------------------------
Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09                                       50,000               47,000
--------------------------------------------------------------------------------------------------------------------------------
Hard Rock Hotel, Inc., 9.25% Sr. Sub. Nts., 4/1/05                                                   50,000               47,375
--------------------------------------------------------------------------------------------------------------------------------
Harveys Casino Resorts, 10.625% Sr. Unsec. Sub. Nts., 6/1/06                                        100,000              104,500
--------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.375% Nts., 6/1/02                                                            175,000              174,953
--------------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series A, 8/1/05                                             125,000              118,750
--------------------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                                  50,000               51,063
--------------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                                            100,000              101,250
--------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 8.75% Sr. Sub. Nts., 4/15/09(3)                                        100,000               94,250
--------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8.125% Sr. Nts., 1/1/06                                            125,000              123,125
--------------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Unsec. Sub. Nts., 12/15/05                               100,000               95,750
--------------------------------------------------------------------------------------------------------------------------------
Players International, Inc., 10.875% Sr. Nts., 4/15/05(2)                                           125,000              132,188
--------------------------------------------------------------------------------------------------------------------------------
Prime Hospitality Corp., 9.75% Sr. Sub. Nts., 4/1/07(2)                                             125,000              121,875
--------------------------------------------------------------------------------------------------------------------------------
Santa Fe Hotel, Inc., 11% Gtd. First Mtg. Nts., 12/15/00                                            100,000               97,000
--------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.75% Sr. Sub. Nts., 4/15/07                                                 125,000              127,500
                                                                                                                      ----------
                                                                                                                       2,037,954
--------------------------------------------------------------------------------------------------------------------------------
Media--0.5%
Big Flower Press Holdings, Inc., 8.625% Sr. Unsec. Sub. Nts., 12/1/08                               125,000              115,625
--------------------------------------------------------------------------------------------------------------------------------
Hollinger International Publishing, Inc., 9.25% Gtd. Sr. Sub. Nts., 3/15/07(2)                      125,000              128,750
--------------------------------------------------------------------------------------------------------------------------------
MDC Communications Corp., 10.50% Sr. Sub. Nts., 12/1/06(2)                                          125,000              130,625
--------------------------------------------------------------------------------------------------------------------------------
TV Guide, Inc., 8.125% Sr. Sub. Nts., 3/1/09(3)                                                      50,000               47,563
                                                                                                                      ----------
                                                                                                                         422,563


18                        LifeSpan Balanced Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                   Principal        Market Value
                                                                                                   Amount           Note 1
--------------------------------------------------------------------------------------------------------------------------------
Retail: General--0.3%
Federated Department Stores, Inc., 6.125% Cv. Sub. Nts., 9/1/01(5)                                 $200,000           $  198,761
--------------------------------------------------------------------------------------------------------------------------------
Price/Costco Cos., Inc., 7.125% Sr. Nts., 6/15/05                                                    90,000               91,268
                                                                                                                      ----------
                                                                                                                         290,029
--------------------------------------------------------------------------------------------------------------------------------
Retail: Specialty--0.3%
K Mart Corp., 7.75% Debs., 10/1/12                                                                  125,000              124,746
--------------------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                                  150,000              151,875
                                                                                                                      ----------
                                                                                                                         276,621
--------------------------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.2%
William Carter Co., 10.375% Sr. Sub. Nts., Series A, 12/1/06                                        125,000              127,813

================================================================================================================================
Consumer Staples--2.7%
--------------------------------------------------------------------------------------------------------------------------------
Broadcasting--1.9%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09                                                                       50,000               46,625
10.50% Sr. Unsec. Nts., Series B, 7/15/04                                                           125,000              133,438
--------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 8.875% Sr. Sub. Nts., Series B, 2/1/08                               125,000              120,938
--------------------------------------------------------------------------------------------------------------------------------
Century Communications Corp.:
9.75% Sr. Nts., 2/15/02(2)                                                                          100,000              102,500
Zero Coupon Sr. Disc. Nts., Series B, 8.50%, 1/15/08(6)                                              50,000               22,500
--------------------------------------------------------------------------------------------------------------------------------
Charter Communication Holdings LLC/Charter Communication Holdings Capital Corp.:
0%/9.92% Sr. Disc. Nts., 4/1/11(3)(7)                                                                50,000               31,250
8.625% Sr. Nts., 4/1/09(3)                                                                          100,000               96,500
--------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 9.125% Sr. Sub. Debs., 10/15/06(2)                                                   125,000              131,875
--------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 9.875% Sr. Sub. Nts., 5/15/06                                                    50,000               53,250
--------------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp., 0%/12.625% Sr. Disc. Nts., Series B, 3/1/08(7)                                  200,000               58,750
--------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09(3)                                               125,000              127,813
--------------------------------------------------------------------------------------------------------------------------------
Falcon Holding Group LP, 0%/9.285% Sr. Disc. Debs., Series B, 4/15/10(7)                            175,000              123,375
--------------------------------------------------------------------------------------------------------------------------------
Interepublic National Radio Sales Corp., 10% Sr. Unsec. Sub. Nts., Series B, 7/1/08(2)              125,000              128,438
--------------------------------------------------------------------------------------------------------------------------------
James Cable Partners LP, 10.75% Sr. Nts., Series B, 8/15/04                                         100,000              104,500
--------------------------------------------------------------------------------------------------------------------------------
RCN Corp., 0%/11.125% Sr. Unsec. Nts., 10/15/07(7)                                                   50,000               33,875
--------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05                                          125,000              128,438
--------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., 11% Sr. Nts., 3/15/04                                           100,000              107,500
--------------------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts., Series B, 2/15/08(7)                 100,000               66,250
                                                                                                                      ----------
                                                                                                                       1,617,815
--------------------------------------------------------------------------------------------------------------------------------
Entertainment--0.1%
Tricon Global Restaurants, Inc., 7.45% Sr. Unsec. Nts., 5/15/05                                     125,000              124,557
--------------------------------------------------------------------------------------------------------------------------------
Food--0.5%
AmeriServe Food Distribution, Inc., 8.875% Sr. Nts., 10/15/06                                       125,000              115,625
--------------------------------------------------------------------------------------------------------------------------------
Dole Food Distributing, Inc., 6.75% Nts., 7/15/00                                                   115,000              115,091
--------------------------------------------------------------------------------------------------------------------------------
Grand Metro Inventory Corp., 7.125% Nts., 9/15/04                                                   175,000              179,907
                                                                                                                      ----------
                                                                                                                         410,623
--------------------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.0%
Jitney-Jungle Stores of America, Inc., 10.375% Sr. Sub. Nts., 9/15/07                                50,000               18,250


                          LifeSpan Balanced Portfolio                        19

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                  Principal         Market Value
                                                                                                  Amount            Note 1
--------------------------------------------------------------------------------------------------------------------------------
Household Goods--0.2%
Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                                         $ 50,000           $   51,666
--------------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 8.625% Sr. Unsec. Sub. Nts., 2/1/08                                 125,000              117,500
                                                                                                                      ----------
                                                                                                                         169,166

================================================================================================================================
Energy--0.9%
--------------------------------------------------------------------------------------------------------------------------------
Energy Services--0.7%
Coastal Corp., 8.125% Sr. Nts., 9/15/02                                                              50,000               51,982
--------------------------------------------------------------------------------------------------------------------------------
Crown Central Petroleum Corp., 10.875% Sr. Nts., 2/1/05(2)                                           50,000               43,750
--------------------------------------------------------------------------------------------------------------------------------
Gulf Canada Resources Ltd.:
8.25% Sr. Nts., 3/15/17                                                                              75,000               68,438
9% Debs., 8/15/99                                                                                    75,000               75,375
--------------------------------------------------------------------------------------------------------------------------------
Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                                               50,000               49,769
--------------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07                                                     125,000              125,254
--------------------------------------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08                                                    75,000               39,656
--------------------------------------------------------------------------------------------------------------------------------
Southwest Royalties, Inc., 10.50% Sr. Nts., Series B, 10/15/04                                      125,000               59,375
--------------------------------------------------------------------------------------------------------------------------------
Transamerican Energy Corp., 11.50% Sr. Nts., Series B, 6/15/02(2)                                    50,000                6,125
--------------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec. Debs., 2/1/06                                  50,000               47,615
                                                                                                                      ----------
                                                                                                                         567,339
--------------------------------------------------------------------------------------------------------------------------------
Oil: Domestic--0.1%
Norcen Energy Resources Ltd., 6.80% Debs., 7/2/02                                                    50,000               49,273
--------------------------------------------------------------------------------------------------------------------------------
Oil: International--0.1%
Abraxas Petroleum Corp./CDN Abraxas Petroleum Ltd., 11.50% Sr.
Unsec. Nts., Series D, 11/1/04                                                                      100,000               63,500

================================================================================================================================
Financial--2.4%
--------------------------------------------------------------------------------------------------------------------------------
Banks--0.2%
Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                                             85,000               90,169
--------------------------------------------------------------------------------------------------------------------------------
Integra Financial Corp., 6.50% Sub. Nts., 4/15/00                                                   105,000              105,390
                                                                                                                      ----------
                                                                                                                         195,559
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial--1.2%
American General Institutional Capital B, 8.125% Bonds, Series B, 3/15/46(3)                        125,000              132,255
--------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., 7.25% Nts., 12/1/03                                                     40,000               39,502
--------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 6.05% Medium-Term Nts., Series D, 3/1/01                              220,000              218,847
--------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.77% Nts., Series A, 8/27/01                                       200,000              198,395
--------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625% Nts., 2/15/01                                               175,000              173,461
--------------------------------------------------------------------------------------------------------------------------------
GS Escrow Corp., 6.75% Sr. Unsec. Nts., 8/1/01                                                      200,000              197,646
--------------------------------------------------------------------------------------------------------------------------------
Olympic Financial Ltd., Units (each unit consists of $1,000 principal amount
of 11.50% sr. nts., 3/15/07 and one warrant to purchase 6.84 shares of common stock)(2)(10)         125,000              111,875
                                                                                                                      ----------
                                                                                                                       1,071,981
--------------------------------------------------------------------------------------------------------------------------------
Insurance--0.4%
Aetna Industries, Inc., 11.875% Sr. Nts., 10/1/06(2)                                                100,000              102,500
--------------------------------------------------------------------------------------------------------------------------------
Conseco Financing Trust III, 8.796% Bonds, 4/1/27                                                   100,000               92,086
--------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc., 6.40% Nts., 6/15/01                                                                  175,000              171,099
                                                                                                                      ----------
                                                                                                                         365,685


20                        LifeSpan Balanced Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                   Principal        Market Value
                                                                                                   Amount           Note 1
--------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--0.6%
Chelsea GCA Realty Partner, Inc., 7.75% Unsec. Nts., 1/26/01                                       $280,000          $   281,796
--------------------------------------------------------------------------------------------------------------------------------
First Industrial LP, 7.15% Bonds, 5/15/27                                                            60,000               59,279
--------------------------------------------------------------------------------------------------------------------------------
Simon DeBartolo Group LP, 6.625% Unsec. Nts., 6/15/03                                               175,000              171,452
                                                                                                                     -----------
                                                                                                                         512,527

================================================================================================================================
Healthcare--0.7%
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Drugs--0.0%
Integrated Health Services, Inc., 9.25% Sr. Sub. Nts., Series A, 1/15/08                             50,000               36,250
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.7%
Columbia/HCA Healthcare Corp., 6.875% Nts., 7/15/01                                                 145,000              141,206
--------------------------------------------------------------------------------------------------------------------------------
Dade International, Inc., 11.125% Sr. Sub. Nts., 5/1/06(2)                                          100,000              105,750
--------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc., 8.75% Sr. Nts., 11/15/08(3)                                              125,000              123,438
--------------------------------------------------------------------------------------------------------------------------------
Paracelsus Healthcare Corp., 10% Sr. Unsec. Sub. Nts., 8/15/06(2)                                   100,000               78,500
--------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., 8.875% Sr. Nts., 7/15/04                                                     75,000               76,313
--------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8% Sr. Nts., 1/15/05                                                         75,000               73,406
                                                                                                                     -----------
                                                                                                                         598,613

================================================================================================================================
Transportation--0.4%
--------------------------------------------------------------------------------------------------------------------------------
Air Transportation--0.1%
Canadian Airlines Corp., 12.25%, Sr. Nts., 8/1/06                                                    75,000               29,719
--------------------------------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.375% Unsec. Nts., 3/1/06                                             125,000               75,625
                                                                                                                     -----------
                                                                                                                         105,344
--------------------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.3%
CSX Corp., 7.05% Debs., 5/1/02                                                                       70,000               70,728
--------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp., 7.35% Nts., 5/15/07                                                          75,000               76,572
--------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 7% Nts., 6/15/00                                                               105,000              105,691
                                                                                                                     -----------
                                                                                                                         252,991
--------------------------------------------------------------------------------------------------------------------------------
Shipping--0.0%
Golden Ocean Group Ltd., 10% Sr. Unsec. Nts., 8/31/01(2)                                            100,000               15,500

================================================================================================================================
Utilities--0.7%
--------------------------------------------------------------------------------------------------------------------------------
Electric Utilities--0.1%
AES Corp., 8% Sr. Nts., 12/31/08                                                                    100,000               94,000
--------------------------------------------------------------------------------------------------------------------------------
Gas Utilities--0.6%
Northern Illinois Gas Co., 6.45% First Mtg. Bonds, 8/1/01                                           200,000              199,605
--------------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                                     125,000              124,376
--------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 6.20% Nts., 8/1/02                                                             225,000              220,961
                                                                                                                     -----------
                                                                                                                         544,942
                                                                                                                     -----------
Total Non-Convertible Corporate Bonds and Notes (Cost $18,426,509)                                                    17,526,185


                          LifeSpan Balanced Portfolio                        21

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
================================================================================================================================
Repurchase Agreements--7.0%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Zion First National Bank, 4.80%, dated 6/30/99, to be repurchased at $6,098,813 on 7/1/99, collateralized by U.S. Treasury Nts.,
6.875%-8.375%, 7/31/99-8/15/08, with a value of $6,234,461 (Cost $6,098,000)                     $6,098,000          $ 6,098,000
--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $78,462,280)                                                         98.3%          85,731,661
--------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                         1.7            1,490,717
                                                                                                 ----------          -----------
Net Assets                                                                                            100.0%         $87,222,378
                                                                                                 ==========          ===========


1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,234,157 or 1.41% of the Fund's net assets as of June 30, 1999.
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
5. Represents the current interest rate for a variable rate security.
6. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
8. Non-income producing--issuer is in default.
9. Interest or dividend is paid in kind.
10. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.

See accompanying Notes to Financial Statements.


22                        LifeSpan Balanced Portfolio

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

================================================================================================================================
Assets
Investments, at value (cost $78,462,280)--see accompanying statement                                                 $85,731,661
--------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                     431,831
--------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                                                   663,633
Investments sold                                                                                                         553,892
Other                                                                                                                      1,541
                                                                                                                     -----------
Total assets                                                                                                          87,382,558

================================================================================================================================
Liabilities
Payables and other liabilities:
Shares of capital stock redeemed                                                                                         129,109
Shareholder reports                                                                                                       12,524
Custodian fees                                                                                                             6,051
Investments purchased                                                                                                      4,808
Other                                                                                                                      7,688
                                                                                                                     -----------
Total liabilities                                                                                                        160,180

================================================================================================================================
Net Assets                                                                                                           $87,222,378
                                                                                                                     ===========

================================================================================================================================
Composition of Net Assets
Par value of shares of capital stock                                                                                 $    68,656
--------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                            75,740,143
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                                    1,422,665
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions                                                                                          2,722,281
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                                               7,268,633
                                                                                                                     -----------
Net assets--applicable to 68,656,012 shares of capital stock outstanding                                             $87,222,378
                                                                                                                     ===========

================================================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                                                   $1.27

See accompanying Notes to Financial Statements.


                          LifeSpan Balanced Portfolio                        23

--------------------------------------------------------------------------------
Statement of Operations  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

================================================================================================================================
Investment Income
Interest                                                                                                             $ 1,445,933
--------------------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $9,500)                                                                   362,622
                                                                                                                     -----------
Total income                                                                                                           1,808,555

================================================================================================================================
Expenses
Management fees--Note 4                                                                                                  357,979
--------------------------------------------------------------------------------------------------------------------------------
Accounting service fees--Note 4                                                                                            7,729
--------------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                                6,089
--------------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                        4,894
--------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                                2,249
--------------------------------------------------------------------------------------------------------------------------------
Directors' compensation                                                                                                    1,397
--------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                                                                      1,083
--------------------------------------------------------------------------------------------------------------------------------
Insurance expenses                                                                                                         1,054
--------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                        619
                                                                                                                     -----------
Total expenses                                                                                                           383,093
Less expenses paid indirectly--Note 1                                                                                     (2,247)
                                                                                                                     -----------
Net expenses                                                                                                             380,846

================================================================================================================================
Net Investment Income                                                                                                  1,427,709

================================================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                                                            3,734,559
Foreign currency transactions                                                                                            (57,097)
                                                                                                                     -----------
Net realized gain                                                                                                      3,677,462
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                                                           (2,270,802)
Translation of assets and liabilities denominated in foreign currencies                                                 (694,308)
                                                                                                                     -----------
Net change                                                                                                            (2,965,110)
                                                                                                                     -----------
Net realized and unrealized gain                                                                                         712,352

================================================================================================================================
Net Increase in Net Assets Resulting from Operations                                                                 $ 2,140,061
                                                                                                                     ===========

See accompanying Notes to Financial Statements.


24                        LifeSpan Balanced Portfolio

--------------------------------------------------------------------------------
Statement of Changes in Net Assets  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                Six Months Ended     Year Ended
                                                                                                June 30, 1999        December 31,
                                                                                                (Unaudited)          1998
================================================================================================================================
Operations
Net investment income                                                                           $ 1,427,709          $ 2,627,566
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                          3,677,462             (948,884)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                                            (2,965,110)           2,762,286
                                                                                                -----------          -----------

Net increase in net assets resulting from operations                                              2,140,061            4,440,968

================================================================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment income                                                             (2,600,511)          (1,965,841)
--------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                                     --           (2,467,048)

================================================================================================================================
Capital Stock Transactions
Net increase in net assets resulting from
capital stock transactions--Note 2                                                                1,809,418           17,172,548

================================================================================================================================
Net Assets
Total increase                                                                                    1,348,968           17,180,627
--------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                              85,873,410           68,692,783
                                                                                                -----------          -----------
End of period (including undistributed net investment
income of $1,422,665 and $2,595,467, respectively)                                              $87,222,378          $85,873,410
                                                                                                ===========          ===========


See accompanying Notes to Financial Statements.

                          LifeSpan Balanced Portfolio                        25

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                                Six Months
                                                                Ended
                                                                June 30,1999   Year Ended December 31,
                                                                (Unaudited)    1998          1997          1996(1)        1995(2)
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                              $1.28          $1.28         $1.18         $1.05          $1.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                               .02            .04           .04           .03            .01
Net realized and unrealized gain                                    .01            .04           .10           .11            .05
-----------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                             .03            .08           .14           .14            .06
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                               (.04)          (.04)         (.03)         (.01)          (.01)
Distributions from net realized gain                                 --           (.04)         (.01)           --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                  (.04)          (.08)         (.04)         (.01)          (.01)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $1.27          $1.28         $1.28         $1.18          $1.05
                                                                  =====          =====         =====         =====          =====

===================================================================================================================================
Total Return, at Net Asset Value(3)                                2.40%          6.17%        12.20%        13.38%          6.08%

===================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                        $87,222        $85,873       $68,693       $51,336        $35,467
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $84,936        $76,384       $59,388       $41,847        $33,925(4)
Ratios to average net assets: (5)
Net investment income                                              3.39%          3.44%         3.44%         3.34%          3.08%
Expenses (6)                                                       0.91%          0.93%         0.97%         1.17%          1.50%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                                           37%            58%           57%           70%            40%

1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. For the period from September 1, 1995 (commencement of operations) to December 31, 1995.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4. This information is not covered by the auditors' opinion.
5. Annualized for periods less than one full year.
6. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1999, were $31,141,271 and $28,315,980, respectively.

See accompanying Notes to Financial Statements.

26                        LifeSpan Balanced Portfolio

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies
LifeSpan Balanced Portfolio (the Fund) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek a blend of capital appreciation and income by investing in a strategically allocated portfolio of stocks and bonds, with a slightly stronger emphasis on stocks. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 1999, securities with an aggregate market value of $30,781, representing 0.04% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. As of December 31, 1998, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $938,000, expiring in 2006.

--------------------------------------------------------------------------------
Distributions to Shareholders. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

                          LifeSpan Balanced Portfolio                        27

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies  (continued)
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Foreign dividend income is often recorded on the payable date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Capital Stock
The Fund has authorized 250 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                                       Six Months Ended June 30, 1999            Year Ended December 31, 1998
                                                       --------------------------------          -------------------------------
                                                       Shares               Amount               Shares              Amount
--------------------------------------------------------------------------------------------------------------------------------
Sold                                                    3,354,063           $ 4,192,848          14,229,457          $17,733,908
Dividends and distributions reinvested                  2,131,566             2,600,510           3,436,348            4,432,889
Redeemed                                               (3,984,184)           (4,983,940)         (4,001,987)          (4,994,249)
                                                       ----------           -----------          ----------          -----------
Net increase                                            1,501,445           $ 1,809,418          13,663,818          $17,172,548
                                                       ==========           ===========          ==========          ===========

================================================================================
3. Unrealized Gains and Losses on Securities
As of June 30, 1999, net unrealized appreciation on investments of $7,269,381 was composed of gross appreciation of $10,489,966, and gross depreciation of $3,220,585.

================================================================================
4. Management Fees and Other Transactions with Affiliates
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.85% of the Fund's first $250 million of average daily net assets and 0.75% of average daily net assets over $250 million. The Fund's management fee for the six months ended June 30, 1999 was 0.85% of average annual net assets.
         The Manager has entered into sub-advisory agreements with three Sub-Advisors to assist in the selection of portfolio investments for the components of the Fund. For those services, the Manager pays Babson-Stewart Ivory International, Credit Suisse Asset Management and Pilgrim Baxter & Associates, Ltd. (the Sub-Advisors) negotiated fees.
         The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
         OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services at cost.

28                        LifeSpan Balanced Portfolio

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================
5. Foreign Currency Contracts
A foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency exchange contracts for operational purposes and to seek to protect against adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
         The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
         The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
         Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

================================================================================
6. Illiquid or Restricted Securities
As of June 30, 1999, investments in securities included issues that are illiquid or restricted. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 1999, was $3,963,509, which represents 4.54% of the Fund's net assets.


                          LifeSpan Balanced Portfolio                        29

--------------------------------------------------------------------------------
LifeSpan Balanced, LifeSpan Capital Appreciation, LifeSpan Diversified Income Portfolios
--------------------------------------------------------------------------------
A Series of Panorama Series Fund, Inc.


=============================================================================================
Officers and Directors                     James C. Swain, Chairman of the Board of Directors
                                           Bridget A. Macaskill, President
                                           Robert G. Avis, Director
                                           William A. Baker, Director
                                           Jon S. Fossel, Director
                                           Sam Freedman, Director
                                           Raymond J. Kalinowski, Director
                                           C. Howard Kast, Director
                                           Robert M. Kirchner, Director
                                           Ned M. Steel, Director
                                           Peter M. Antos, Vice President
                                           Stephen F. Libera, Vice President
                                           Michael C. Strathearn, Vice President
                                           Kenneth B. White, Vice President
                                           Arthur J. Zimmer, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Treasurer
                                           Robert G. Zack, Assistant Secretary
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer

=============================================================================================
Investment Advisor                         OppenheimerFunds, Inc.

=============================================================================================
Sub-Advisors                               Babson-Stewart Ivory International
                                           Credit Suisse Asset Management
                                           Pilgrim Baxter & Associates, Ltd.

=============================================================================================
Transfer Agent                             OppenheimerFunds Services

=============================================================================================
Custodian of Portfolio Securities          The Bank of New York

=============================================================================================
Independent Auditors                       Deloitte & Touche LLP

=============================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           The financial statements included herein have been
                                           taken from the records of the Fund without
                                           examination of the independent auditors.

                                           This is a copy of a report to shareholders of the
                                           Portfolios. This report must be preceded or
                                           accompanied by a Prospectus of the Portfolios. For
                                           material information concerning the Fund, see the
                                           Prospectus.

                                           Shares of Oppenheimer funds are not deposits or
                                           obligations of any bank, are not guaranteed by any
                                           bank, are not insured by the FDIC or any other
                                           agency, and involve investment risks, including the
                                           possible loss of the principal amount invested.